Options (Details Narrative) (20-F)						12 Months Ended
	Dec. 20, 2019 shares	Oct. 30, 2019 shares	Dec. 12, 2018 shares	Aug. 08, 2018 shares $ / shares	Aug. 08, 2018 shares $ / shares	Jun. 30, 2019 shares Executive Employees	Jun. 30, 2018 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted during the year	250,000,000	250,000,000				16,000,000
Weighted average remaining contractual life of outstanding share options						2 years 1 month 27 days	1 year 11 months 8 days
Number of executives | Executive						1
Number of employees | Employees						12
Kentgrove Capital Pty Ltd [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted during the year				12,500,000
Options exercisable rate | $ / shares				$ 0.0153
Employee Stock Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted during the year			16,000,000			16,000,000
Options exercised during period
Establishment Shares [Member] | Kentgrove Capital Pty Ltd [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued				8,833,100	8,833,100
Establishment Options [Member] | Kentgrove Capital Pty Ltd [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted during the year					12,500,000
Options exercisable rate | $ / shares					$ 0.0153
Weighted average remaining contractual life of outstanding share options					3 years
Collateral Shares [Member] | Kentgrove Capital Pty Ltd [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued				100,000,000	100,000,000